EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE

NOTE 20 - EARNINGS PER SHARE

The following tables set forth the computation of basic and diluted earnings per share:

	Year Ended December 31,
	2015	2014	2013
	(in thousands, except per share amounts)
Numerator:
Net income	$233,315	$221,349	$172,521
Less: Net income attributable to noncontrolling interests	(8,791)	—	—
Net income available to common stockholders	$224,524	$221,349	$172,521

Denominator:
Denominator for basic earnings per share	172,242	126,550	117,257
Effect of dilutive securities:
Common stock equivalents	1,539	744	843
Noncontrolling interest – OP units	6,727	—	—
Denominator for diluted earnings per share	180,508	127,294	118,100

Earnings per share - basic:
Net income available to common stockholders	$1.30	$1.75	$1.47
Earnings per share - diluted:
Net income	$1.29	$1.74	$1.46